Consolidated Statement of Changes in Equity - BRL (R$) R$ in Thousands	Share Capital	Capital Reserves	Accumulated Losses	Attributable to owners of the parent	Non-controlling interests	OCI	Total
Balances at Dec. 31, 2021	R$ 38,904	R$ 3,738	R$ (79,442)	R$ (36,800)			R$ (36,800)
Exercise of subscription rights	1,500	(1,500)
Initial recognition of non-controlling interest		42,510		42,510	4,207		46,717
Distributions to non-controlling interest					(556)		(556)
Provision for share-based payment		9,884		9,884			9,884
Net loss representing total comprehensive loss for the year			(114,408)	(114,408)	202		(114,206)
Balance at Dec. 31, 2022	40,404	54,632	(193,850)	(98,814)	3,853		(94,961)
Initial recognition of non-controlling interest		(202)		(202)	706		504
Distributions to non-controlling interest			1,986	1,986	(7,079)		(5,093)
Capital increase	186,371			186,371			186,371
Subscription rights	33,910	1,500		35,410			35,410
Provision for share-based payment		6,255		6,255			6,255
Debt instruments converted to equity		65,747		65,747			65,747
Net loss representing total comprehensive loss for the year			(254,711)	(254,711)	6,849		(247,862)
Balance at Dec. 31, 2023	260,685	127,932	(446,575)	(57,958)	4,329		(53,629)
Distributions to non-controlling interest					(3,420)		(3,420)
Other comprehensive income			2,968			(2,968)
Capital increase	22,723			22,723			22,723
Provision for share-based payment		913		913			913
Net loss representing total comprehensive loss for the year			(86,173)	(86,173)	7,964		(78,209)
Balance at Dec. 31, 2024	R$ 283,408	R$ 128,845	R$ (529,780)	R$ (120,495)	R$ 8,873	R$ (2,968)	R$ (111,622)